LVIP Baron Growth Opportunities
LVIP Baron Growth Opportunities Fund (Standard and Service Class)
Investment Objective
The investment objective of the LVIP Baron Growth Opportunities Fund (the “Fund”) is to seek capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LVIP Baron Growth Opportunities	Standard Class	Service Class
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP Baron Growth Opportunities		Standard Class	Service Class
Management Fee		1.00%	1.00%
Distribution and/or Service (12b-1) fees		none	0.25%
Other Expenses		0.08%	0.08%
Total Annual Fund Operating Expenses		1.08%	1.33%
Less Fee Waiver	[1]	(0.04%)	(0.04%)
Net Expenses		1.04%	1.29%
[1]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed 1.04% of the average daily net assets for the Standard Class of the Fund (and 1.29% for the Service Class). The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's board of trustees and the adviser.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example LVIP Baron Growth Opportunities (USD $)	1 year	3 years	5 years	10 years
Standard Class	106	340	592	1,314
Service Class	131	417	725	1,598

Expense Example, No Redemption LVIP Baron Growth Opportunities (USD $)	1 year	3 years	5 years	10 years
Standard Class	106	340	592	1,314
Service Class	131	417	725	1,598

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests for the long term primarily in common stocks of small and mid-sized growth companies selected for their capital appreciation potential. Small-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of companies in the Russell 2000® Index. The market capitalization range of the Russell 2000 Index was $130 million to $3.0 billion as of May 31, 2011, the index reconstitution date. Mid-cap companies are defined for this purpose as companies with market capitalization at the time of purchase in the range of companies in the Russell 2500TM Index. The market capitalization range of the Russell 2500 Index was $130 million to $7.1 billion as of May 31, 2011, the index reconstitution date.

The Fund purchases stocks in businesses when the sub-adviser believes there is potential for the stock to increase significantly in value over the long term. Because of the long term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges. The Fund may invest in larger companies if the sub-adviser perceives an attractive opportunity in a larger company.

In making investment decisions for the Fund, the sub-adviser seeks: (i) securities that the sub-adviser believes have favorable price-to-value characteristics based on the sub-adviser’s assessment of their prospects for future growth and profitability and (ii) businesses that the sub-adviser believes are well managed, have significant long-term growth prospects and have significant barriers to competition. The Fund may make significant investments in companies in which the sub-adviser believes may double in value in four to five years, based on these criteria. Of course, there is no guarantee the Fund will be successful at achieving its investment goals.

Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Growth Stocks Risk: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the Fund may underperform other funds that use different investment styles.
  Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the Fund’s shares.
  Large Positions Risk: The Fund may establish relatively large positions in companies which may represent a significant part of a company's outstanding stock. Sales of the stock, by the Fund or others, could adversely affect the stock's price. The Fund's return may be more volatile than that of a fund that does not establish large positions.
  Fund of Funds Risk: The Fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance underlying holdings. This could result in large inflows into the Fund or large redemptions from the Fund, which may increase transaction costs or portfolio turnover for the Fund.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Service Class from year to year; and (b) how the average annual returns of the Fund's Service Class for one year, five year and ten year periods and the Fund's Standard Class for one year and lifetime periods, compare with those of a broad measure of market performance. Information has also been included for the Russell 2000 Growth Index. The Russell 2000 Growth Index shows how the Fund's performance compares with the returns of an index that reflects similar growth companies in which the Fund invests. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Annual Total Returns

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the second quarter of 2009 at: 22.03%.
The Fund’s lowest return for a quarter occurred in the fourth quarter of 2008 at: (27.15)%.
Average Annual Total Returns For periods ended 12/31/11
Average Annual Total Returns LVIP Baron Growth Opportunities	1 year	5 years	10 years	Life of class	Inception Date
Standard Class	4.29%			1.40%	Jun. 05, 2007
Standard Class Russell 2000 Index	(4.18%)			(1.54%)	Jun. 05, 2007
Standard Class Russell 2000 Growth Index	(2.91%)			0.14%	Jun. 05, 2007
Service Class	4.02%	2.74%	6.72%
Service Class Russell 2000 Index	(4.18%)	0.15%	5.62%
Service Class Russell 2000 Growth Index	(2.91%)	2.09%	4.48%